SCHEDULE OF ASSET HELD FOR SALE WILL BE PAID IN THREE INSTALLMENTS (Details) - USD ($)	May 21, 2021	Dec. 31, 2023	Apr. 23, 2023	Dec. 31, 2022	Jan. 27, 2022	May 24, 2021
IfrsStatementLineItems [Line Items]
Asset held for sale	$ 4,000,000
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Asset held for sale	4,000,000			$ 2,977,147
1st Installment Payment [Member]
IfrsStatementLineItems [Line Items]
Asset held for sale	$ 1,200,000					$ 1,200,000
Description of changes in plan to sell non-current asset or disposal group held for sale	Upon the signing of the Purchase and Sale Agreement.
1st Installment Payment [Member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Asset held for sale	$ 1,200,000					$ 1,200,000
Description of changes in plan to sell non-current asset or disposal group held for sale	Upon the signing of the Purchase and Sale Agreement.
2nd Installment Payment [Member]
IfrsStatementLineItems [Line Items]
Asset held for sale	$ 1,200,000				$ 1,200,000
Description of changes in plan to sell non-current asset or disposal group held for sale	Upon conclusion of land infrastructure work.
2nd Installment Payment [Member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Asset held for sale	$ 1,200,000				$ 1,200,000
Description of changes in plan to sell non-current asset or disposal group held for sale	Upon conclusion of land infrastructure work.
3rd Installment Payment [Member]
IfrsStatementLineItems [Line Items]
Asset held for sale	$ 1,600,000		$ 1,600,000
Description of changes in plan to sell non-current asset or disposal group held for sale	Upon title transfer of the property to the buyer.
3rd Installment Payment [Member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Asset held for sale	$ 1,600,000		$ 1,600,000
Description of changes in plan to sell non-current asset or disposal group held for sale	Upon title transfer of the property to the buyer.